Sep. 06, 2024

Supplement to the Summary Prospectus and Prospectus,

each dated February 20, 2024

Effective immediately, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return.

As a result of this opportunistic strategy, rather than capping the Fund’s potential gains when the value of an Underlying Security’s shares increases (as would occur with the standard strategy), the Fund may experience greater upside participation.

The opportunistic strategy for the Fund is described as follows:

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

Fund Monthly Distributions. In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the opportunistic strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund Portfolio

The Fund’s principal holdings related to the opportunistic strategy are described below:

Principal Holdings
Portfolio Holdings (All options are based on the value of the Fund’s Underlying Security)	Investment Terms	Expected Target Maturity
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates

YieldMaxTM MSTR Option Income Strategy ETF | YieldMaxTM MSTR Option Income Strategy ETF
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